Income Taxes (Tables)	12 Months Ended
Jul. 31, 2013
Income Tax Disclosure [Abstract]
Deferred income taxes

Deferred income taxes consist of the following:

	July 31,
	2013	2012
Net operating loss carryforwards	$87,541,552	$85,428,939
Other temporary differences	800,989	627,656
Total Deferred Tax Assets	88,342,541	86,056,595

Valuation Allowance	(88,098,860)	(85,579,584)

Deferred Tax Liabilities
Intangible assets	(386,320)	(378,672)
Other temporary differences	142,639	(98,339)
Total Deferred Tax Liabilities	(243,681)	(477,011)

Net Deferred Income Taxes	$—	$—

Reconciliation of effective tax rate

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011

Federal statutory rate	(34.0)%	(34.0)%	(34.0)%

Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	6.0	5.0	3.0
Non-deductible or non-taxable items	13.0	4.0	(4.0)
Change in Canadian NOL carryforwards due to future tax rate changes	0.0	0.0	20.0
Other temporary differences	(14.0)	18.0	18.0
Change in valuation allowance	29.0	(3.0)	(3.0)

Effective tax rate	—%	—%	—%